Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	$ 1,420	$ 1,742
Profit/(loss) from equity accounted investments, related impairments and expenses	594
Investment in equity accounted investments	149
Dividends received from equity accounted investments	(328)
Other	(215)
At the end of the financial year	1,620	1,420
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Profit/(loss) from equity accounted investments, related impairments and expenses	215
Other	(215)
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	1,420
Profit/(loss) from equity accounted investments, related impairments and expenses	379
Investment in equity accounted investments	149
Dividends received from equity accounted investments	(328)
At the end of the financial year	$ 1,620	$ 1,420